Operating revenue (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Revenue
Revenue from sanitation services	[1]	R$ 18,629,959	R$ 16,304,206	R$ 15,157,780
Construction revenue		4,863,752	4,376,739	3,716,616
Sales tax		(1,363,628)	(1,121,905)	(1,009,358)
Regulatory, Control and Oversight Fee (TRCF)		(74,363)	(67,979)	(67,497)
Net revenue		22,055,720	19,491,061	R$ 17,797,541
Amount Corresponding To Trcf Charged From Customers		R$ 92,232	R$ 80,329

[1]	Includes the amount of R$ 92,232 corresponding to the TRCF charged from customers from the municipalities regulated by ARSESP (R$ 80,329 in 2021).